United States
   Securities and Exchange Commission
          Washington, D.C. 20549



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009


Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arbiter Partners, LP
Address:	149 Fifth Avenue, Fifteenth Floor
		New York, NY 10010

13F File Number:  28-12808


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul J. Isaac
Title:	Manager
Phone:	(212) 650-4670

Signature, Place, and Date of Signing:

/s/ Paul J. Isaac	 New York, NY	         November 12, 2009
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		63
						----

Form 13F Information Table Value Total:		$438,383
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

Column 1		Column 2	Column 3	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	--------	---------	-------- -------------------	---------- -------- ------------------
							Value	 Shares/  SH/	Put/	Investment Other    Voting Authority
Name of Issuer		 Class		CUSIP		(x$1000) Prn Amt  Prn	Call	Discretion Managers Sole   Shared    None
--------------		 -----		-----		-------- -------  ---	----	---------- -------- ----   ------    ----
Affirmative Ins Hldgs    COM            008272106         216     43,824  SH            SOLE                 43,824
American Comnty Ppty Tr  COM		02520N106       3,988    483,429  SH		SOLE                483,429
Amkor Technologies Inc   COM	        031652100         146     21,200  SH            SOLE                 21,200
Anadarko Petroleum Corp  COM            032511107      37,638    600,000  SH    CALL    SOLE                600,000
Ascent Media Corp        COM ser A      043632108      13,319    520,279  SH            SOLE                520,279
Avery Dennison Corp      COM            053611109      15,880    441,000  SH    CALL    SOLE                441,000
BGC Partners, Inc        CL A           05541T101         496    115,815  SH            SOLE                115,815
Baldwin & Lyons Inc      CL A           057755100          61      2,738  SH            SOLE                  2,738
Baldwin & Lyons Inc      CL B           057755209       1,091     46,543  SH            SOLE                 46,543
CSG Systems Intl Inc     COM            126349109       1,008     62,974  SH            SOLE                 62,974
Cablevision Sytms Corp   COM            12686C109       9,500    400,000  SH    CALL    SOLE                400,000
Capital One Finl. Corp   COM            14040H105       7,146    200,000  SH    CALL    SOLE                200,000
Chubb Corp               COM            171232101      44,436    881,500  SH    CALL    SOLE                881,500
Cincinnati Bell Inc      COM            171871106       2,213    632,290  SH            SOLE                632,290
Clear Channel Hlds       CL A           18451C109       7,217  1,030,940  SH            SOLE              1,030,940
Comcast Corp             CL A voting    20030N101       6,457    382,500  SH            SOLE                382,500
Comcast Corp             CL A voting    20030N101      10,128    600,000  SH    CALL    SOLE                600,000
Comcast Corp             CL A Non vot.  20030N200       1,214     75,500  SH            SOLE                 75,500
Comcast Corp             CL A Non vot.  20030N200         804     50,000  SH    CALL    SOLE                 50,000
Devon Energy Corporation COM            25179M103      16,833    250,000  SH    CALL    SOLE                250,000
E.I Du Pont and Comp.    COM            263534109         726     22,600  SH    CALL    SOLE                 22,600
El Paso Corp             COM            28336L109       2,297    222,600  SH            SOLE                222,600
El Paso Corp             COM            28336L109       2,064    200,000  SH    CALL    SOLE                200,000
Exxon Mobil Corp         COM            30231G102      24,014    350,000  SH    CALL    SOLE                350,000
Fair Isaac Inc           COM            303250104       3,584    166,763  SH            SOLE                166,763
Freddie Mac              COM            313400301         360    200,000  SH    PUT     SOLE                200,000
Ferro Corporation        COM            315405100      25,674  2,884,739  SH            SOLE              2,884,739
Ferro Corporation        Conv. Bond     315405AL4      14,160 16,000,000  PRN           SOLE
Flow International Corp  COM            343468104       2,679  1,026,486  SH            SOLE              1,026,486
Goldman Sachs Group Inc  COM            38141G104      13,826     75,000  SH    CALL    SOLE                 75,000
Greif Inc                CL B           397624206      17,122    328,200  SH            SOLE                328,200
Horizon Lines Inc        Conv. Bond     44044KAB7         414    525,000  PRN           SOLE
IPASS Inc                COM            46261V108       3,954  2,865,414  SH            SOLE              2,865,414
Level 3 Communications   COM            52729N100       1,150    827,000  SH    CALL    SOLE                827,000
Liberty Global Inc       COM Ser A      530555101         240     10,647  SH            SOLE                 10,647
Liberty Global Inc       COM Ser C      530555309         239     10,647  SH            SOLE                 10,647
Liberty Media Hldg Corp  Cap Com Ser A  53071M302       2,465    117,840  SH            SOLE                117,840
Liberty Media Hldg Corp  Cap Com Ser A  53071M302       4,184    200,000  SH    CALL    SOLE                200,000
Live Nation, INC         Conv. Bond     538034AB5       2,570  3,600,000  PRN           SOLE
Loral Space & Comm       COM            543881106       4,952    180,213  SH            SOLE                180,213
Lydall Inc               COM            550819106       1,908    362,688  SH            SOLE                362,688
M & F Worldwide Corp     COM            552541104       3,231    159,612  SH            SOLE                159,612
MTR Gaming Group Inc     COM            553769100       6,287  2,054,686  SH            SOLE              2,054,686
Maxxam Inc               COM            577913106       1,084    106,644  SH            SOLE                106,644
Mccormick & Co non vtg   COM            579780206       3,394    100,000  SH    CALL    SOLE                100,000
Mod Pac Corp             COM            607495108         397    147,462  SH            SOLE                147,462
NRG Energy Inc           COM            629377508          33      1,172  SH            SOLE                  1,172
PMA Capital Corp         CL A           693419202       1,084    190,465  SH            SOLE                190,465
Pfizer Inc               COM            717081103      11,585    700,000  SH    CALL    SOLE                700,000
Presidential Life Corp   COM            740884101      13,667  1,319,186  SH            SOLE              1,319,186
Reddy ICe Holdings Inc   COM            75734R105       4,736    870,519  SH            SOLE                870,519
Rowan Companies Inc      COM            779382100       2,307    100,000  SH    CALL    SOLE                100,000
The E.W. Scripps Company COM CL A       811054402       8,750  1,166,730  SH            SOLE              1,166,730
Strayer Education Inc    COM            863236105       6,530     30,000  SH    PUT     SOLE                 30,000
Telephone and Data Sys.  Com            879433100         248      8,000  SH            SOLE                  8,000
Thermadyne Holdings Corp COM            883435307       3,257    471,367  SH            SOLE                471,367
3M Company               COM            88579Y101      11,070    150,000  SH    CALL    SOLE                150,000
Timken Co.               COM            887389104       1,172     50,000  SH    CALL    SOLE                 50,000
Waste Management Inc     COM            94106L109         107      3,600  SH            SOLE                  3,600
Waste Management Inc     COM            94106L109      40,257  1,350,000  SH    CALL    SOLE              1,350,000
Williams Companies Inc   COM            969457100       1,787    100,000  SH    CALL    SOLE                100,000
Seagate Technology       COM            G7945J104       6,426    422,500  SH            SOLE                422,500
Seagate Technology       COM            G7945J104       2,601    171,000  SH    CALL    SOLE                171,000
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